UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      May 15, 2008
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:   $796,112 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Altria Group Inc               Common           02209S103     7808   351716 SH       SOLE                  351716        0        0
BCE Inc                        Com New          05534B760    18558   547950 SH       SOLE                  547950        0        0
Berkshire Hathaway Inc Del     Cl B             084670207   112377    25124 SH       SOLE                   25124        0        0
Blackstone Group LP            Put              09253U958     1948    20808 SH  PUT  SOLE                   20808        0        0
Canadian Natural Resource Ltd  Common           136385952    33174   486000 SH       SOLE                  486000        0        0
Chesapeake Energy Corp         Common           165167107    80594  1746350 SH       SOLE                 1746350        0        0
Coca Cola Femsa SA de C V      ADR              191241108     8953   158941 SH       SOLE                  158941        0        0
Consolidated Tomoka Land Co    Common           210226106    83037  1481474 SH       SOLE                 1481474        0        0
Fomento Economico Mexicano-SP  ADR              344419106    55971  1339660 SH       SOLE                 1339660        0        0
General Dynamics Corporation   Common           369550108     8681   104123 SH       SOLE                  104123        0        0
Grupo Televisa SA de CV        ADR              40049J206     9869   407130 SH       SOLE                  407130        0        0
Leucadia National Corp         Common           527288104    25245   558261 SH       SOLE                  558261        0        0
ProShares Trust                Ultra FTSE Xin   74347R321     2855    30600 SH       SOLE                   30600        0        0
ProShares Trust                UltraSh Finl     74347R628    50713   431048 SH       SOLE                  431048        0        0
Reynolds American Inc          Common           761713106    86192  1460140 SH       SOLE                 1460140        0        0
StreetTracks Gold Trust        Gold Shs         863307104    12929   143000 SH       SOLE                  143000        0        0
Washington Post Co             Cl B             939640108    19765    29879 SH       SOLE                   29879        0        0
Wynn Resorts Ltd               Common           983134107   177443  1763147 SH       SOLE                 1763147        0        0

